Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
48	COMMITMENTS

(a)	Capital commitments

The Group had the following capital commitments:

	2018 RMB million	2017 RMB million
Contracted for:
– Aircraft, engines and flight equipment (Note)	70,998	87,030
– Other property, plant and equipment	6,481	7,572
– Investments	590	208

	78,069	94,810

Note:

Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts, were expected to be paid as follows:

	2018 RMB million	2017 RMB million
Within one year	29,187	28,322
In the second year	24,735	27,516
In the third year	11,809	19,273
In the fourth year	4,674	7,829
Over four years	593	4,090

	70,998	87,030

The above capital commitments represent the future outflow of cash or other resources.

(b)	Operating lease commitments

As at the reporting date, the Group had commitments under operating leases to pay future minimum lease rentals as follows:

	2018 RMB million	2017 RMB million
Aircraft, engines and flight equipment
Within one year	4,675	3,048
In the second year	4,185	2,559
In the third to fifth years, inclusive	10,854	7,112
After the fifth year	12,342	7,528

	32,056	20,247

Land and buildings
Within one year	398	332
In the second year	175	164
In the third to fifth years, inclusive	59	156
After the fifth year	75	37

	707	689

	32,763	20,936